Payments, Details - 12 months ended Dec. 31, 2023 - CAD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	In-kind	In-kind Calc.
Ember Resources Inc. | #: 1
	$ 1,501,000	Taxes	Canada	snj:CA-AB	Camrose County	Alberta CBM
Ember Resources Inc. | #: 2
	2,068,000	Taxes	Canada	snj:CA-AB	County of Stettler No. 6	Alberta CBM
Ember Resources Inc. | #: 3
	143,000	Taxes	Canada	snj:CA-AB	County of Wetaskiwin No. 10	Alberta CBM
Ember Resources Inc. | #: 4
	4,957,000	Taxes	Canada	snj:CA-AB	Kneehill County	Alberta CBM
Ember Resources Inc. | #: 5
	1,327,000	Taxes	Canada	snj:CA-AB	Lacombe County	Alberta CBM
Ember Resources Inc. | #: 6
	1,442,000	Taxes	Canada	snj:CA-AB	Mountainview County	Alberta CBM
Ember Resources Inc. | #: 7
	872,000	Taxes	Canada	snj:CA-AB	Ponoka County	Alberta CBM
Ember Resources Inc. | #: 8
	1,414,000	Taxes	Canada	snj:CA-AB	Red Deer County	Alberta CBM
Ember Resources Inc. | #: 9
	1,858,000	Taxes	Canada	snj:CA-AB	Rockyview County	Alberta CBM
Ember Resources Inc. | #: 10
	258,000	Taxes	Canada	snj:CA-AB	Starland County	Alberta CBM
Ember Resources Inc. | #: 11
	2,017,000	Taxes	Canada	snj:CA-AB	Wheatland County	Alberta CBM
Ember Resources Inc. | #: 12
	6,265,000	Fees	Canada	snj:CA-AB	Government Of Alberta, Alberta Energy Regulator	Alberta CBM
Ember Resources Inc. | #: 13
	4,770,000	Royalties	Canada	snj:CA-AB	Government of Alberta	Alberta CBM
Ember Resources Inc. | #: 14
	148,000	Royalties	Canada	snj:CA-AB	Government of Alberta	Alberta CBM	Yes	Fair market value
Ember Resources Inc. | #: 15
	149,000	Fees	Canada	snj:CA-AB	Government of Alberta, Alberta Boiler Safety Association	Alberta CBM
Ember Resources Inc. | #: 16
	1,189,000	Fees	Canada	snj:CA-AB	Government of Alberta, Minister of Finance	Alberta CBM
Hammerstone Infrastructure Materials Ltd. | #: 1
	3,930,000	Taxes	Canada	snj:CA-AB	Government of Alberta	Alberta Mineral Properties
Hammerstone Infrastructure Materials Ltd. | #: 2
	1,270,000	Royalties	Canada	snj:CA-AB	Government of Alberta	Alberta Mineral Properties
Hammerstone Infrastructure Materials Ltd. | #: 3
	1,020,000	Fees	Canada	snj:CA-AB	Government of Alberta	Alberta Mineral Properties
Hammerstone Infrastructure Materials Ltd. | #: 4
	$ 6,820,000	Taxes	Canada		Government Of Canada, Receiver General	Alberta Mineral Properties